Restricted financial assets (Detail) - USD ($) $ in Millions		Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Financial assets pledged as collateral
Financial assets at fair value held for trading			$ 43,292	$ 47,414
of which: assets pledged as collateral which may be sold or repledged by counterparties			32,121	36,277
Loans and advances to customers	[1]		18,804	18,087
Financial assets at fair value not held for trading			0	174
Total financial assets pledged as collateral	[2]		62,096	65,676
Other restricted financial assets
Loans and advances to banks			5,140	3,364
Financial assets at fair value held for trading	[3]		3,589	12,591
Cash collateral receivables on derivative instruments			3,205	3,921
Loans and advances to customers			935	1,289
Financial assets at fair value not held for trading	[3]		23,514	2,669
Financial assets measured at fair value through other comprehensive income			171	253
Other			203	97
Total other restricted financial assets			36,758	24,183
Total financial assets pledged and other restricted financial assets			98,854	89,859
Pledged mortgage loans that could be withdrawn or used			3,200	2,200
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes			300	2,600
Reclassification of assets held to hedge unit-linked investment contracts from Financial assets at fair value held for trading to Financial assets at fair value not held for trading		$ 11,600
UBS AG
Financial assets pledged as collateral
Financial assets at fair value held for trading			43,292	47,454
of which: assets pledged as collateral which may be sold or repledged by counterparties			32,121	36,277
Loans and advances to customers	[4]		18,804	18,087
Financial assets at fair value not held for trading			0	174
Total financial assets pledged as collateral	[5]		62,096	65,715
Other restricted financial assets
Loans and advances to banks			5,140	3,364
Financial assets at fair value held for trading	[6]		1,054	12,591
Cash collateral receivables on derivative instruments			3,205	3,921
Loans and advances to customers			935	1,289
Financial assets at fair value not held for trading	[6]		23,212	2,282
Financial assets measured at fair value through other comprehensive income			171	253
Other			203	97
Total other restricted financial assets			33,920	23,796
Total financial assets pledged and other restricted financial assets			96,016	89,512
Pledged mortgage loans that could be withdrawn or used			3,200	2,200
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes			$ 300	$ 2,600
Reclassification of assets held to hedge unit-linked investment contracts from Financial assets at fair value held for trading to Financial assets at fair value not held for trading		$ 11,600

[1]
All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 3.2 billion for 31 December 2018 (31 December 2017: approximately USD 2.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements

[2]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2018: USD 0.3 billion; 31 December 2017: USD 2.6 billion).

[3]
Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.

[4]
All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 3.2 billion for 31 December 2018 (31 December 2017: approximately USD 2.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements

[5]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2018: USD 0.3 billion; 31 December 2017: USD 2.6 billion).

[6]
Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.